TAXATION - Tax assessments (Details) Rp in Millions																			1 Months Ended					2 Months Ended	12 Months Ended
	Jan. 09, 2018 IDR (Rp)	Oct. 19, 2017 IDR (Rp)	Sep. 11, 2017 IDR (Rp)	Aug. 02, 2017	Jul. 24, 2017 IDR (Rp)	May 09, 2017 IDR (Rp)	Apr. 25, 2017 IDR (Rp)	Apr. 05, 2017	Mar. 02, 2017 IDR (Rp)	Mar. 01, 2017 IDR (Rp)	Feb. 07, 2017 IDR (Rp)	Aug. 23, 2016 IDR (Rp)	Aug. 19, 2016 IDR (Rp)	May 03, 2016 IDR (Rp)	Mar. 17, 2016 IDR (Rp)	Feb. 15, 2016 IDR (Rp)	May 24, 2012 IDR (Rp)	Apr. 21, 2010 IDR (Rp)	Sep. 30, 2017 IDR (Rp)	Dec. 31, 2016 IDR (Rp)	Nov. 30, 2014 IDR (Rp)	Dec. 31, 2013 IDR (Rp)	Nov. 30, 2013 IDR (Rp)	Jun. 30, 2012 IDR (Rp)	Dec. 31, 2017 IDR (Rp)	Nov. 30, 2016 IDR (Rp)	Jul. 31, 2016 IDR (Rp)
VAT 2007
TAXATION
Refund tax received																			Rp 115,000.0
Remaining amount used to compensate withholding tax article 21																			Rp 5,000.0
VAT on taxable services from foreign countries
TAXATION
Underpayment of tax										Rp 1,800.0
The company
TAXATION
Recalculated input tax credit														Rp 35,000.0
The company | VAT 2007
TAXATION
Underpayment of tax																							Rp 142,000.0
Tax charged to profit or loss																							22,000.0
Penalty charged to profit or loss																							10,000.0
Claim for tax refund																							120,000.0
Claim for tax refund - Penalty																							Rp 39,000.0
VAT rate				0				0
The company | VAT 2011
TAXATION
Underpayment of tax																					Rp 182,500.0
Underpayment of penalty																					60,000.0
Tax charged to profit or loss																					4,700.0
Penalty charged to profit or loss																					2,000.0
Claim for tax refund																					178,000.0
Claim for tax refund - Penalty																					58,000.0
The company | Corporate income tax 2011
TAXATION
Underpayment of tax																					2,800.0
Underpayment of penalty																					Rp 929.0
The company | Corporate income tax 2012
TAXATION
Underpayment of tax		Rp 496,400.0												991,600.0
Underpayment of penalty		161,000.0												321,600.0
Recalculated input tax credit														613.0
The company | VAT 2012
TAXATION
Underpayment of tax		429,300.0												467,000.0
Underpayment of penalty		141,200.0												153,500.0
The company | VAT on taxable services from foreign countries
TAXATION
Underpayment of tax										1,800.0				1,200.0
Underpayment of penalty										Rp 600.0				392.0
The company | VAT on tax collected
TAXATION
Underpayment of tax						Rp 4,400.0								57,000.0
Underpayment of penalty						Rp 1,400.0								18,500.0
The company | VAT on tax collected two
TAXATION
Underpayment of tax														37,500.0
The company | Withholding tax Article 21
TAXATION
Underpayment of tax		20,700.0												16,200.0
Underpayment of penalty		6,700.0												5,300.0
The company | Final Withholding tax Article 21
TAXATION
Underpayment of tax		23,800.0												1,200.0
Underpayment of penalty		7,700.0												407.0
The company | Withholding tax Article 23
TAXATION
Underpayment of tax		115,700.0												63,500.0
Underpayment of penalty		37,500.0												20,600.0
The company | Withholding tax Article 4(2)
TAXATION
Underpayment of tax		25,000.0												25,000.0
Underpayment of penalty		8,100.0												8,100.0
The company | Withholding tax Article 26
TAXATION
Underpayment of tax		197,600.0												197,600.0
Underpayment of penalty		Rp 64,100.0												64,000.0
Recalculated input tax credit														Rp 311.5
The company | Field tax audit 2014
TAXATION
Underpayment of tax	Rp 86,700.0		Rp 129,000.0
The company | Corporate income tax 2014
TAXATION
Overpayment of tax							Rp 147,000.0					Rp 414,000.0
Amount accepted																									Rp 17,000.0
Transfer of temporary differences related to provision for incentives to fixed wireless subscribers migration from fiscal year 2015 to fiscal year 2016.																									42,000.0
Sought value					Rp 210,500.0
The company | VAT 2014
TAXATION
Underpayment of tax							13,000.0
Underpayment of penalty							4,000.0
Tax collection amount							34,000.0
VAT on tax collected																									Rp 26,000.0
The company | VAT 2014 on tax collected
TAXATION
Underpayment of tax							6,000.0
Underpayment of penalty							1,500.0
Tax collection amount							7,000.0
The company | VAT 2014 on taxable services from foreign countries
TAXATION
Underpayment of tax							55,000.0
Underpayment of penalty							17,000.0
Tax collection amount							Rp 8,000.0
Sought value					Rp 55,000.0
Telkomsel
TAXATION
Claim for tax refund - Penalty																											Rp 15,700.0
Telkomsel | VAT 2011
TAXATION
Underpayment of tax															Rp 1,200.0
Underpayment of penalty															Rp 392.0
Telkomsel | Corporate income tax 2011
TAXATION
Underpayment of tax																Rp 250,000.0
Underpayment of penalty																Rp 81,100.0
Claim for tax refund																										Rp 1,200.0
Decrease in tax refund																				Rp 62,000.0
VAT cases									Rp 247,600.0		Rp 1,200.0
Telkomsel | 2006 VAT and withholding taxes
TAXATION
Sought value																						Rp 116,000.0
Telkomsel | 2006 VAT in Supreme court
TAXATION
Sought value													Rp 108,000.0
Telkomsel | Income tax Article 25, December 2008
TAXATION
Underpayment of tax																		Rp 429,000.0
Underpayment of penalty																		Rp 8,400.0
Telkomsel | 2010 Income tax Article 25
TAXATION
Refund penalty received																								Rp 15,700.0
Telkomsel | 2010 VAT
TAXATION
Underpayment of tax																	Rp 290,600.0
Underpayment of penalty																	Rp 67,000.0